Acquisition of Argonaut Gold, Inc. (Narrative) (Details) $ in Millions, $ in Millions				6 Months Ended	12 Months Ended
	Jul. 12, 2024 shares	Jun. 12, 2024 USD ($) shares	Apr. 04, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Apr. 04, 2024 CAD ($)
Disclosure of detailed information about business combination [line items]
Other comprehensive income, net of tax, gains (losses) from investments in equity					$ 26.4	$ (10.5)
Profit (loss) before tax					502.2	$ 293.7
Florida Canyon Gold
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	19.90%
Argonaut Transaction
Disclosure of detailed information about business combination [line items]
Number of shares issued, business combination, value		$ 360.1
Total consideration		$ 419.0
Other comprehensive income, net of tax, gains (losses) from investments in equity			$ 26.1
Revenue of acquiree since acquisition date				$ 81.2
Profit of acquiree since acquisition date				$ 6.6
Revenue of combined entity as if combination occurred at beginning of period					(1,441.2)
Profit (loss) of combined entity as if combination occurred at beginning of period					$ 418.2
Argonaut Transaction | Argonaut
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests	13.80%		13.80%
Non-controlling interest in acquiree recognised at acquisition date							$ 50
Total consideration			$ 58.9
Argonaut Transaction | Florida Canyon Gold
Disclosure of detailed information about business combination [line items]
Non-controlling interest in acquiree recognised at acquisition date							$ 10
Percentage of voting equity interests acquired	19.99%
Ordinary shares | Argonaut Transaction
Disclosure of detailed information about business combination [line items]
Number of shares issued in business combination (in shares) | shares		20,400,000
Ordinary shares | Argonaut Transaction | Class A Common
Disclosure of detailed information about business combination [line items]
Exchange ratio (in shares) | shares	0.0185
Ordinary shares | Argonaut Transaction | Common Share
Disclosure of detailed information about business combination [line items]
Exchange ratio (in shares) | shares	0.1